U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-10423
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Seligman Investment Grade Fixed Income Fund, Inc.
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(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY 10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY 10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free: 800-221-2450

Date of fiscal year end: September 30, 2005
Date of reporting period: July 1, 2005 - June 30, 2006

============= SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC. ===============

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 28th day of August, 2006.

Signature                        Title
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/s/ Brian T. Zino                President, Director and Chief Executive Officer
----------------------------     (Principal Executive Officer)
Brian T. Zino